Sector Weightings
Cambria Micro and Small Cap Shareholder Yield ETF
Common Stocks	93.90%
Closed End Funds	6.10%
100.0%

Percentages based on total investments.

Cambria Micro and Small Cap Shareholder Yield ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 90.6% Communication Services - 5.2%
Nexstar Media Group, Inc.	874	$155,319
Scholastic Corp.	3,726	143,227
Sinclair, Inc.	10,327	162,134
Spok Holdings, Inc.	9,315	154,256
TEGNA, Inc.	9,131	142,352
		757,288

Consumer Discretionary - 15.3%
Academy Sports & Outdoors, Inc.	2,093	131,294
Asbury Automotive Group, Inc.(a)	621	129,826
Buckle, Inc.	2,967	110,343
Carter's, Inc.	1,863	140,917
Ethan Allen Interiors, Inc.	4,485	130,648
Foot Locker, Inc.	4,600	129,536
KB Home	2,300	137,057
Landsea Homes Corp.(a)	11,408	143,626
ODP Corp.(a)	2,530	129,384
Patrick Industries, Inc.	1,426	143,156
Perdoceo Education Corp.	7,912	143,207
Solo Brands, Inc. - Class A(a)	23,000	64,170
Steven Madden Ltd.	3,358	140,633
Sturm Ruger & Co., Inc.	3,151	137,573
Travel + Leisure Co.	3,473	140,379
Under Armour, Inc. - Class C(a)	17,043	126,118
Upbound Group, Inc.	4,163	138,212
		2,216,079

Consumer Staples - 2.0%
Cal-Maine Foods, Inc.	2,553	141,487
Edgewell Personal Care Co.	3,864	143,161
		284,648

Energy - 13.1%
Berry Corp.	19,987	134,113
California Resources Corp.	2,599	123,920
CNX Resources Corp.(a)	6,946	140,309
CONSOL Energy, Inc.	1,403	132,724
CVR Energy, Inc.	4,600	155,158
Dorian LPG Ltd.	3,266	122,279
Helmerich & Payne, Inc.	3,887	156,491
International Seaways, Inc.	3,036	162,851
Liberty Energy, Inc.	7,820	162,578
Newpark Resources, Inc.(a)	21,873	141,956
Overseas Shipholding Group, Inc.	27,830	169,762
Peabody Energy Corp.	5,773	154,139
SM Energy Co.	3,611	133,896
		1,890,176

Financials - 23.0%
American Equity Investment Life Holding Co.(a)	2,553	140,951
Brighthouse Financial, Inc.(a)	2,668	138,122
Cathay General Bancorp	3,151	129,727
CNO Financial Group, Inc.	5,083	138,156
Employers Holdings, Inc.	3,565	148,733
Enact Holdings, Inc.	4,945	140,883
First Busey Corp.	5,681	133,731
Genworth Financial, Inc.(a)	21,252	131,125
Horace Mann Educators Corp.	4,232	155,866
International Bancshares Corp.	2,599	137,383
Jackson Financial, Inc.	2,806	140,496
Lincoln National Corp.	5,152	141,422
Marqeta, Inc. - Class A(a)	20,907	125,651
MGIC Investment Corp.	7,360	146,022
Mr Cooper Group, Inc.(a)	2,208	148,731
Navient Corp.	7,659	131,888
Pathward Financial, Inc.	2,668	138,149
PROG Holdings, Inc.(a)	4,554	139,535
Radian Group, Inc.	4,945	143,306
The Bancorp Inc.(a)	3,657	159,592
The Western Union Co.	11,730	147,446
Triumph Financial, Inc.(a)	1,771	125,121
Universal Insurance Holdings, Inc.	8,809	146,406
Westamerica BanCorp	2,484	118,536
		3,346,978

Health Care - 3.4%
Cullinan Oncology, Inc.(a)	13,340	201,967
Innoviva, Inc.(a)	8,694	140,843
Patterson Cos., Inc.	4,922	146,971
		489,781

Industrials - 20.1%
ACCO Brands Corp.	22,632	137,603
Apogee Enterprises, Inc.	2,668	140,897
Atkore, Inc.(a)	851	129,803
Brady Corp. - Class A	2,323	139,914
Deluxe Corp.	6,601	124,825
Encore Wire Corp.	644	145,222
First Advantage Corp.	8,763	143,450
Genco Shipping & Trading Ltd.	8,671	152,089
GMS, Inc.(a)	1,771	149,047
Greenbrier Cos., Inc.	3,220	146,381
HireRight Holdings Corp.(a)	10,925	135,470
Insteel Industries, Inc.	3,795	131,421
Kelly Services, Inc. - Class A	6,601	135,651
Kennametal, Inc.	5,566	136,478
ManpowerGroup, Inc.	1,771	131,302
Matson, Inc.	1,265	141,718
MillerKnoll, Inc.	5,382	143,107
Pangaea Logistics Solutions Ltd.	17,871	166,558
Proto Labs, Inc.(a)	3,703	133,641
SkyWest, Inc.(a)	2,737	145,773
Wabash National Corp.	5,589	141,402
		2,951,752

Information Technology - 2.9%
DXC Technology Co.(a)	6,210	135,378
Immersion Corp.	20,240	138,239
Xerox Holdings Corp.	7,866	145,207
		418,824

Materials - 4.7%
Alpha Metallurgical Resources, Inc.	414	165,286
Kronos Worldwide, Inc.	14,306	133,189
LSB Industries, Inc.(a)	15,019	111,741
Ryerson Holding Corp.	4,186	143,664
Sylvamo Corp.	2,829	131,350
		685,230

Utilities - 0.9%
ALLETE, Inc.	2,277	134,593
Total Common Stocks (Cost $12,854,819)		13,175,349

Closed End Funds - 5.9%
Bain Capital Specialty Finance, Inc.	9,361	142,194
BlackRock TCP Capital Corp.	12,259	140,733
Carlyle Secured Lending, Inc.	9,499	145,810
CION Investment Corp.	12,650	141,554
Goldman Sachs BDC, Inc.	9,683	146,503
PennantPark Investment Corp.	20,608	145,080
Total Closed End Funds (Cost $856,602)		861,874

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
First American Treasury Obligations Fund - Class X, 5.25%(b)	478,153	478,153
Total Short-Term Investments (Cost $478,153)		478,153

Total Investments - 99.8% (Cost $14,189,574)		14,515,376
Other Assets in Excess of Liabilities - 0.2%		23,362
Total Net Assets - 100.0%		$14,538,738

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Micro and Small Cap Shareholder Yield ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$13,175,349	$–	$–	$13,175,349
Closed End Funds	861,874	–	–	861,874
Short-Term Investments	478,153	–	–	478,153
Total Assets	$14,515,376	$–	$–	$14,515,376

Refer to the Schedule of Investments for industry classifications.